CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	20,000,000	20,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	150,000,000	150,000,000
Common stock shares issued	37,763,410	38,018,748
Common stock shares outstanding	37,763,410	38,018,748